23. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 8) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$) Number
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Derivative instrument, Fair value | R$	R$ (14,649)
Fair value hedges [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Derivative instrument, Fair value | R$	27,163
Commodity price risk [member] | Cash flow hedges [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Derivative instrument, Fair value | R$	R$ 101,137
Commodity price risk [member] | Cash flow hedges [member] | Non-deliverable forward - buy [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Soybean meal purchase - floating price
Index	Soybean meal - CBOT
Maturity	1st Qtr. 2021
Quantity	5,000
Exercise rate	430.69
Derivative instrument, Fair value | R$	R$ 1,062
Commodity price risk [member] | Cash flow hedges [member] | Non-deliverable forward - buy [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Soybean meal purchase - floating price
Index	Soybean meal - CBOT
Maturity	2nd Qtr. 2021
Quantity	80,995
Exercise rate	372.18
Derivative instrument, Fair value | R$	R$ 38,447
Commodity price risk [member] | Cash flow hedges [member] | Non-deliverable forward - buy [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Soybean meal purchase - floating price
Index	Soybean meal - CBOT
Maturity	3rd Qtr. 2021
Quantity	128,995
Exercise rate	381.44
Derivative instrument, Fair value | R$	R$ 28,387
Commodity price risk [member] | Cash flow hedges [member] | Non-deliverable forward - buy [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Soybean meal purchase - floating price
Index	Soybean meal - CBOT
Maturity	4th Qtr. 2021
Quantity	9,999
Exercise rate	390.12
Derivative instrument, Fair value | R$	R$ 590
Commodity price risk [member] | Cash flow hedges [member] | Collar - buy [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Soybean meal purchase - floating price
Index	Soybean meal - CBOT
Maturity	1st Qtr. 2021
Quantity	4,990
Exercise rate	465.17
Derivative instrument, Fair value | R$	R$ 939
Commodity price risk [member] | Cash flow hedges [member] | Collar - buy [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Soybean meal purchase - floating price
Index	Soybean meal - CBOT
Maturity	2nd Qtr. 2021
Quantity	9,072
Exercise rate	462.42
Derivative instrument, Fair value | R$	R$ 1,970
Commodity price risk [member] | Cash flow hedges [member] | Collar - buy [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Soybean meal purchase - floating price
Index	Soybean meal - CBOT
Maturity	4th Qtr. 2021
Quantity	4,990
Exercise rate	402.67
Derivative instrument, Fair value | R$	R$ 431
Commodity price risk [member] | Cash flow hedges [member] | Non-deliverable forward - buy [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Soybean oil purchase - floating price
Index	Soybean oil - CBOT
Maturity	2nd Qtr. 2021
Quantity	19,098
Exercise rate	762.42
Derivative instrument, Fair value | R$	R$ 13,524
Commodity price risk [member] | Cash flow hedges [member] | Non-deliverable forward - buy [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Soybean oil purchase - floating price
Index	Soybean oil - CBOT
Maturity	3rd Qtr. 2021
Quantity	18,098
Exercise rate	731.37
Derivative instrument, Fair value | R$	R$ 12,892
Commodity price risk [member] | Cash flow hedges [member] | Non-deliverable forward - buy [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Soybean oil purchase - floating price
Index	Soybean oil - CBOT
Maturity	4th Qtr. 2021
Quantity	1,000
Exercise rate	825.63
Derivative instrument, Fair value | R$	R$ 123
Commodity price risk [member] | Cash flow hedges [member] | Collar - buy [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Soybean oil purchase - floating price
Index	Soybean oil - CBOT
Maturity	3rd Qtr. 2021
Quantity	2,994
Exercise rate	861.57
Derivative instrument, Fair value | R$	R$ 1,396
Commodity price risk [member] | Cash flow hedges [member] | Collar - buy [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Soybean oil purchase - floating price
Index	Soybean oil - CBOT
Maturity	4th Qtr. 2021
Quantity	2,994
Exercise rate	858.26
Derivative instrument, Fair value | R$	R$ 1,376
Commodity price risk [member] | Fair value hedges [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Derivative instrument, Fair value | R$	R$ (245,194)
Commodity price risk [member] | Fair value hedges [member] | Non-deliverable forward - sell [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Soybean purchase - fixed price
Index	Soybean - CBOT
Maturity	1st Qtr. 2021
Quantity	26,322
Exercise rate	411.58	[1]
Derivative instrument, Fair value | R$	R$ (9,063)
Commodity price risk [member] | Fair value hedges [member] | Non-deliverable forward - sell [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Soybean purchase - fixed price
Index	Soybean - CBOT
Maturity	2nd Qtr. 2021
Quantity	29,998
Exercise rate	399.35	[1]
Derivative instrument, Fair value | R$	R$ (11,788)
Commodity price risk [member] | Fair value hedges [member] | Non-deliverable forward - sell [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Soybean purchase - fixed price
Index	Soybean - CBOT
Maturity	3rd Qtr. 2021
Quantity	19,999
Exercise rate	383.18	[1]
Derivative instrument, Fair value | R$	R$ (7,955)
Commodity price risk [member] | Fair value hedges [member] | Non-deliverable forward - sell [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - CBOT
Maturity	1st Qtr. 2021
Quantity	16,573
Exercise rate	140.98	[1]
Derivative instrument, Fair value | R$	R$ (3,946)
Commodity price risk [member] | Fair value hedges [member] | Non-deliverable forward - sell [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - CBOT
Maturity	2nd Qtr. 2021
Quantity	743,321
Exercise rate	147.47	[1]
Derivative instrument, Fair value | R$	R$ (148,541)
Commodity price risk [member] | Fair value hedges [member] | Non-deliverable forward - sell [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - CBOT
Maturity	3rd Qtr. 2021
Quantity	239,954
Exercise rate	142.95	[1]
Derivative instrument, Fair value | R$	R$ (39,015)
Commodity price risk [member] | Fair value hedges [member] | Non-deliverable forward - sell [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - CBOT
Maturity	4th Qtr. 2021
Quantity	175,433
Exercise rate	146.65	[1]
Derivative instrument, Fair value | R$	R$ (21,643)
Commodity price risk [member] | Fair value hedges [member] | Non-deliverable forward - sell [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - CBOT
Maturity	1st Qtr. 2022
Quantity	9,998
Exercise rate	153.33	[1]
Derivative instrument, Fair value | R$	R$ (727)
Commodity price risk [member] | Fair value hedges [member] | Corn future - sell [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - B3
Maturity	2nd Qtr. 2021
Quantity	36,801
Exercise rate	1,040.42	[1]
Derivative instrument, Fair value | R$	R$ (479)
Commodity price risk [member] | Fair value hedges [member] | Corn future - sell [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - B3
Maturity	3rd Qtr. 2021
Quantity	95,364
Exercise rate	972.98	[1]
Derivative instrument, Fair value | R$	R$ (1,102)
Commodity price risk [member] | Fair value hedges [member] | Corn future - sell [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - B3
Maturity	4th Qtr. 2021
Quantity	6,480
Exercise rate	847.38	[1]
Derivative instrument, Fair value | R$	R$ (94)
Commodity price risk [member] | Fair value hedges [member] | Collar - sell [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - B3
Maturity	3rd Qtr. 2021
Quantity	9,990
Exercise rate	1,104.39	[1]
Derivative instrument, Fair value | R$	R$ (841)
Commodity price risk [member] | Fair value hedges [member] | Non-deliverable forward [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Proctection (Investment)	Cost in USD
Assets	BRL
Liabilities	USD
Maturity	1st Qtr. 2021
Notional | R$	R$ 13,170
Exercise rate	5.4056
Derivative instrument, Fair value | R$	R$ 2,939
Commodity price risk [member] | Fair value hedges [member] | Non-deliverable forward [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Proctection (Investment)	Cost in USD
Assets	BRL
Liabilities	USD
Maturity	2nd Qtr. 2021
Notional | R$	R$ 121,597
Exercise rate	5.2471
Derivative instrument, Fair value | R$	R$ 5,340
Commodity price risk [member] | Fair value hedges [member] | Non-deliverable forward [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Proctection (Investment)	Cost in USD
Assets	BRL
Liabilities	USD
Maturity	3rd Qtr. 2021
Notional | R$	R$ 41,966
Exercise rate	5.5286
Derivative instrument, Fair value | R$	R$ 12,692
Commodity price risk [member] | Fair value hedges [member] | Non-deliverable forward [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Proctection (Investment)	Cost in USD
Assets	BRL
Liabilities	USD
Maturity	4th Qtr. 2021
Notional | R$	R$ 25,727
Exercise rate	5.4991
Derivative instrument, Fair value | R$	R$ 5,958
Commodity price risk [member] | Fair value hedges [member] | Non-Deliverable Forward [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Proctection (Investment)	Cost in USD
Assets	BRL
Liabilities	USD
Maturity	1st Qtr. 2022
Notional | R$	R$ 1,533
Exercise rate	5.4651
Derivative instrument, Fair value | R$	R$ 234

[1]	Base price of each commodity in USD/ton, except for Corn - B3 denominated in R$/ton.